General - Narrative (Details) $ in Thousands						12 Months Ended
	Dec. 17, 2025 USD ($)	Feb. 29, 2024 USD ($)	Apr. 01, 2023 USD ($)	Nov. 01, 2022 USD ($)	Apr. 01, 2022 USD ($)	Dec. 31, 2025 segment	Mar. 31, 2022
Business Combination [Line Items]
Number of reportable segments | segment						5
Robo-Team Holdings Ltd
Business Combination [Line Items]
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	$ 16,000
Gain (Loss) on Disposition of Business	$ 12,000
Elite KL Ltd
Business Combination [Line Items]
Proceeds from Divestiture of Interest in Consolidated Subsidiaries		$ 7,400
Gain (Loss) on Disposition of Business		$ 92
UK Subsidiary
Business Combination [Line Items]
Additional interest acquired						49.00%
Pacific Electronics Enterprises Inc
Business Combination [Line Items]
Ownership interest acquired			100.00%
Purchase price			$ 10,000
Opgal Industries Ltd
Business Combination [Line Items]
Ownership interest acquired					100.00%
Purchase price					$ 8,000
Swiss affiliated company
Business Combination [Line Items]
Purchase price				$ 24,000
Purchase price contingent consideration				$ 21,000
Elbit Systems Limited | Federmann Group
Business Combination [Line Items]
Ownership percentage						41.60%
Opgal Industries Ltd | Opgal Industries Ltd
Business Combination [Line Items]
Ownership percentage							50.00%
Swiss company | Swiss affiliated company
Business Combination [Line Items]
Ownership percentage				100.00%